Summary of Significant Accounting Policies (Noncontrolling Interest Recognition) (Details) - Changyou [Member]	Apr. 17, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of ordinary shares held	100.00%
Voting power held by the Company	100.00%